Financial debt - Credit facility agreement with Europian Investment Bank and Lease Liabilities (Details) € in Thousands, $ in Millions									1 Months Ended	8 Months Ended	12 Months Ended
		Dec. 08, 2022 EUR (€)	Nov. 28, 2022 EUR (€) shares	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Jun. 15, 2022 EUR (€)	May 16, 2022 EUR (€) tranche	Jul. 15, 2020 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Jul. 01, 2022 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Gross proceeds | $								$ 107.7
Proceeds from issuance of shares	[1]										€ 8,827		€ 25,475		€ 101,782
Lease liabilities										€ 4,510	4,510		130		2
Borrowings										44,390	44,390		€ 10,119		€ 10,055		€ 114
Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Additions to right-of-use assets											€ 5,100	$ 5.1
Lease term											4 years	4 years
ATM
Disclosure of detailed information about borrowings [line items]
Gross proceeds									€ 9,400					$ 31.9
ATM | ADS
Disclosure of detailed information about borrowings [line items]
Gross proceeds						€ 9,400
Warrant agreement with the European Investment Bank | Derivatives
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares			2,266,023
Licensing and collaboration agreement with CTTQ
Disclosure of detailed information about borrowings [line items]
Amount received attributable to withholding taxes				€ 1,300	$ 1.3
Finance contract with EIB
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 50,000
Number of equal tranches | tranche							2
Notional amount per tranche							€ 25,000
Number of warrants issued | shares			2,266,023
Cancellation term for funds not dispersed after execution of finance contract							36 months
Finance contract with EIB | Warrant agreement with the European Investment Bank
Disclosure of detailed information about borrowings [line items]
Notional amount																€ 50,000
Finance contract with EIB, first tranche
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 25,000
Notional amount per tranche							€ 25,000
Aggregate amount to be received either in exchange for new shares of the Company or through the receipt of upfront or milestone payments			€ 18,000				€ 18,000
Maturity term after the disbursement of the tranche			4 years				4 years
Interest rate			8.00%				8.00%
Finance contract with EIB, first tranche | Financial liabilities at amortized cost
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 25,000
Borrowing costs		€ 100
Borrowings										€ 15,400	€ 15,400
Borrowings, effective interest rate										21.91%	21.91%
Finance contract with EIB, first tranche | ATM
Disclosure of detailed information about borrowings [line items]
Net proceeds from issuance of shares										€ 8,800
Proceeds from issuance of shares										9,400
Finance contract with EIB, first tranche | Warrant agreement with the European Investment Bank
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares			2,022
Finance contract with EIB, first tranche | Licensing and collaboration agreement with CTTQ
Disclosure of detailed information about borrowings [line items]
Net amount received				11,400
Amount received attributable to withholding taxes				€ 1,300
Finance contract with EIB, second tranche
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 25,000	€ 25,000
Aggregate amount to be received either in exchange for new shares of the Company or through the receipt of upfront or milestone payments						70,000	€ 70,000
Minimum upfront payments for out-licensing, partnership or royalty transaction						€ 10,000	€ 10,000
Maturity term after the disbursement of the tranche							3 years
Interest rate							7.00%
Lease liabilities | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate										5.18%	5.18%
Lease liabilities | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate										1.89%	1.89%

[1]	Including subscriptions to BSA share warrants for €539 thousand, €49 thousand, and €13 thousand for the period ended December 31, 2022, December 31, 2021, and December 31, 2020 respectively.